Prepaid Expenses (Details) - Schedule of Prepaid Expenses - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Prepaid Expenses [Abstract]
Prepaid tuition fees to Miami University	$ 258,248
Prepaid fees to Renda for Beijing office expenses	1,073,429	769,717
Prepaid fees to Beijing University Graduate School of Education	621,420
Prepaid insurance	106,067	70,517
Security deposit	104,713
Other prepaid expenses	162,308	106,065
Total	$ 2,326,185	$ 946,299